Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Total cost	$ 8,442	$ 9,157
Less: Accumulated depreciation	(7,089)	(7,512)
Less: Accumulated impairment losses	(1,353)	(1,206)
Exchange differences		(198)
Property and equipment, net		241
Office equipment
Property and equipment, net
Total cost	5,025	5,065
Leasehold improvements
Property and equipment, net
Total cost	2,525	2,585
Furniture and fixtures
Property and equipment, net
Total cost	$ 892	1,494
Motor vehicles
Property and equipment, net
Total cost		$ 13